Notes to the unaudited interim condensed consolidated statement of financial position - Tax receivables and Other current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes to the unaudited interim condensed consolidated statement of financial position
CIR and other research tax credits	€ 3,080	€ 2,267
Other	3	14
Tax receivables	3,083	2,281
Prepaid expenses	1,660	3,952
Short-term deposit accounts	67,765	131,558
Current accrued income	862	1,575
Liquidity agreement - Cash	0	527
VAT receivables	2,677	3,148
Other receivables	57	101
Other current assets	73,021	140,861
Other current assets and tax receivables	€ 76,104	€ 143,142